Mortgage-Backed Securities Available for Sale (Details 1) (Mortgage Backed Securities [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Scheduled maturities of mortgage-backed securities available for sale
Amortized cost	$ 520
Gross unrealized gains	34
Gross unrealized Losses	0
Estimated fair value	554
Due from five to ten years [Member]
Scheduled maturities of mortgage-backed securities available for sale
Amortized cost	176
Gross unrealized gains	14
Gross unrealized Losses	0
Estimated fair value	190
Due after ten years [Member]
Scheduled maturities of mortgage-backed securities available for sale
Amortized cost	344
Gross unrealized gains	20
Gross unrealized Losses	0
Estimated fair value	$ 364